CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                             CHICAGO, ILLINOIS 60603


                                  July 10, 2006


Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


               Re: Van Kampen Unit Trusts, Series 596 (the "Fund")
                        (SEC# 333-134376) (CIK# 1344383)


Ladies/Gentlemen:

         Transmitted herewith on behalf of Van Kampen Funds Inc. (the "Sponsor"), depositor, sponsor and principal underwriter of the Fund, is a copy of Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Fund consists of one underlying unit investment trust, Dent Demographics Portfolio, Series 6, (the "Portfolio") which will invest in exchange-traded funds.1 The Registration Statement on Form S-6 relating to the subject Fund was initially filed with the Securities and Exchange Commission (the "Commission") on May 22, 2006. We received comments from the staff of the Commission in a letter dated June 8, 2006 from Vincent J. Di Stefano. This letter responds to those comments. For convenience, we have structured our response to address each of your comments in the order they appeared in your letter.

PRINCIPAL INVESTMENT STRATEGY

     1. The staff requested an explanation of the meaning of "equity classes" in the section indicating that Mr. Dent focused on "equity classes" when selecting the Portfolio.

         RESPONSE: Revisions have been made to page 2 in accordance with the staff's comments to replace "equity classes" with more descriptive language.

     2. The staff requested that the prospectus state that the Portfolio will concentrate in certain industries and identify the industries.

         RESPONSE: We believe that the disclosure in the first bullet ("Industry Sectors") on page 2 of the prospectus provides the requested information. This disclosure states that the selection process focuses on three specific industries and sets forth the target allocation percentages.

PRINCIPAL RISKS

     3. The staff noted that disclosure in this section indicates that ETFs have "managed portfolios," yet disclosure elsewhere in the registration statement describes the ETFs in which the Portfolio will invest as "passively-managed index funds." The staff requested that this inconsistency be corrected.

         RESPONSE: Revisions have been made to page 4 in accordance with the staff's comments to state that ETFs have "passively-managed index portfolios".

     4. That staff requested that the disclosure in this section describe the Portfolio's manager risk, i.e., the risk that Mr. Dent may choose poorly when selecting the Portfolio's securities.

         RESPONSE: Revisions have been made to page 4 in accordance with the staff's comments.

     5. That staff requested that this section summarize the risks of investing in financial services companies, health care issuers and technology issuers.

         RESPONSE: While the sixth bullet in this section already discussed these risks in general terms, revisions have been made to this bullet on page 3 in accordance with the staff's comments to summarize sector-specific risks in greater detail.

FEE TABLE

     6. The staff requested that the word "Estimated" be deleted from the line items for annual expenses of the Portfolio and underlying funds and the title of the Example.

         RESPONSE: Revisions have been made on page 5 in accordance with the staff's comments.

     7. The staff requested that the paragraph discussing sales charges be moved to follow the Example.

         RESPONSE: Revisions have been made on page 5 in accordance with the staff's comments.

     8. The staff noted that the disclosure lists as an exhibit to the registration statement a power of attorney filed with the registration statement for Van Kampen Unit Trust, Series 482 and asked why a power of attorney specific to this filing was not attached to it.

         RESPONSE:

         Most unit investment trusts use a power of attorney that empowers the designated persons to, among other things, sign all registration statements on Form S-6 under the Securities Act of 1933 required to be filed with respect to any series of any unit investment trust sponsored by the related sponsor with the Commission. While Rule 483 under the Securities Act of 1933 provides that a power of attorney that is filed with the Commission shall relate to a specific filing, an amendment thereto, or a related registration statement, this has been an accepted practice with unit investment trusts for many years due to the unique nature of unit investment trust offerings. Notwithstanding the foregoing, for future trusts the Sponsor will use a power of attorney that identifies the specific registrant related to the registration statement rather than an open-ended power of attorney that does not identify specific registrants.

         The staff also requested that the registrant represent in writing that it will not use the staff's comment process as a defense in any securities related litigation against it (i.e., a "Tandy" letter). These representations will be made in connection with a subsequent Amendment to the Registration Statement at which time the registrant will request acceleration of the effective date of the Registration Statement.

         We have been advised that the Sponsor would like to be able to create the Fund and have the Registration Statement declared effective by the Commission on July 18, 2006.

         If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or the undersigned at (312) 845-3787.

                                                               Very truly yours,

                                                          CHAPMAN AND CUTLER LLP


                                                              By: Mark J. Kneedy




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     1    The Portfolio's investment in the underlying funds will be made in reliance on an order of the Commission pursuant to Section 12(d)(1)(J) of the Investment Company Act of 1940 (the "Act") exempting series of the Fund and its depositor, Van Kampen Funds Inc., from the provisions of Section 12(d)(1)(A), (B) and (C) of the Act to the extent necessary to permit trusts to acquire shares of registered investment companies and to permit such investment companies to sell such shares to a trust in excess of the percentage limitations set forth therein. Van Kampen Funds, Inc. and Van Kampen Focus Portfolios, Investment Company Act Rel. Nos. 24548 (June 29, 2000) (notice) and 24566 (July 25, 2000)
          (order).